Long Term Debt - Narrative (Details) - USD ($) $ in Billions	Aug. 21, 2026	Sep. 30, 2026
Disclosure of detailed information about borrowings [line items]
Property, plant and equipment, pledged as security		$ 2.2
Senior Unsecured Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term	5 years
Borrowing facilities, maximum borrowing capacity	$ 1.5
Borrowings terminated amount	$ 1.0